NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
NET INCOME PER SHARE
Schedule of components of basic and diluted net income per share

	Year ended December 31,
	2018		2019		2020
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RUB	RUB	RUB	RUB	RUB	$	RUB	$
Net income, allocated for basic	40,595	5,389	11,349	1,477	22,811	308.7	2,701	36.6
Reallocation of net income as a result of conversion of Class B to Class A shares	5,389	—	1,477	—	2,701	36.6	—	—
Reallocation of net income to Class B shares	—	(136)	—	(38)	—	—	(103)	(1.4)
Dilution in Classifieds	—	—	(10)	—	(57)	(0.8)	—	—
Net income, allocated for diluted	45,984	5,253	12,816	1,439	25,455	344.5	2,598	35.2
Weighted average ordinary shares outstanding—basic	288,380,711	38,286,407	289,468,245	37,659,069	304,679,612	304,679,612	36,084,962	36,084,962
Dilutive effect of:
Conversion of Class B to Class A shares	38,286,407	—	37,659,069	—	36,084,962	36,084,962	—	—
Share-Based Awards	8,494,944	6,529	8,300,823	—	12,618,267	12,618,267	—	—
Weighted average ordinary shares outstanding—diluted	335,162,062	38,292,936	335,428,137	37,659,069	353,382,841	353,382,841	36,084,962	36,084,962
Net income per share attributable to ordinary shareholders:
Basic	140.77	140.77	39.21	39.21	74.87	1.01	74.87	1.01
Diluted	137.20	137.20	38.21	38.21	72.03	0.98	72.03	0.98